Risk Management (Details 20) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	R$ 87,994	R$ 208,236	R$ 223,682
Net trading gains/(losses) realized and unrealized	(438,516)	(927,370)	(1,384,752)
Total	(350,522)	(719,134)	(1,161,070)
Financial assets at fair value through profit or loss
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	8,415	0	0
Net trading gains/(losses) realized and unrealized	15,727	0	0
Total	24,142	0	0
Financial assets at fair value through other comprehensive income
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	79,579	0	0
Net trading gains/(losses) realized and unrealized	(454,243)	0	0
Total	(374,664)	0	0
Financial assets held for trading
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	0	25,967	16,518
Net trading gains/(losses) realized and unrealized	0	(10,099)	(3,363)
Total	0	15,868	13,155
Financial assets available for sale
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	0	182,269	207,164
Net trading gains/(losses) realized and unrealized	0	(917,271)	(1,381,389)
Total	R$ 0	R$ (735,002)	R$ (1,174,225)